Property, Plant and Equipment (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross total	$ 2,313,000	$ 794,396	$ 547,375
Accumulated depreciation	(488,000)	(219,071)	(79,767)
Total property, plant, and equipment, net	1,825,000	575,325	467,608
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Gross total	667,000	575,399	493,723
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Gross total	553,000	149,372	43,917
Machinery, vehicles, and other equipment [Member]
Property, Plant and Equipment [Line Items]
Gross total	824,000	59,890
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross total	$ 211,000	$ 9,735	$ 9,735